Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		77 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011
Statement of Cash Flows [Abstract]
Net loss	$ (47,730)	$ (59,352)	$ (998,740)
Depreciation and amortization			1,525
Common stock issued for services			133,000
Services contributed by officer			2,485
Increase in accounts receivable	(3,495)	3,508	(3,495)
Increase in inventory	(382)	(123)	(382)
Decrease in accounts payable and accrued expenses	(17,831)	17,164	25,617
Accrued services by officers and directors	33,936	33,071	332,202
Net cash used by operating activities	(35,502)	(5,732)	(507,788)
Purchase of fixed assets			(1,525)
Net cash used by investing activities			(1,525)
Common stock issued for cash	30,000		180,015
Proceeds from issuance of notes payable		12,500	348,832
Net cash provided by financing activities	30,000	12,500	528,847
NET INCREASE IN CASH	(5,502)	6,768	19,534
EFFECT OF EXCHANGE RATE CHANGES ON CASH	6,340	(6,823)	(12,990)
CASH AT BEGINNING OF PERIOD	5,706	38
CASH AT END OF PERIOD	6,544	(17)	6,544
Income taxes
Interest
Common stock issued for notes payable		90,000	90,000